Condensed Statements of Changes in Members' Equity (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Series D Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series C Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series B Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Series A Preferred Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Common Stock [Member]	Additional Paid-In Capital [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Additional Paid-In Capital [Member]	Subscriptions Receivable, Related Parties [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Accumulated Deficit [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Total Stockholder's Deficiency [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class A Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class A Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class B Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class B Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Class C Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Class C Membership Units [Member] Brooklyn Immunotherapeutics, LLC [Member]	Common Stock [Member] Brooklyn Immunotherapeutics, LLC [Member]	Accumulated Deficit [Member] Brooklyn Immunotherapeutics, LLC [Member]	Brooklyn Immunotherapeutics, LLC [Member] Predecessor [Member]	Brooklyn Immunotherapeutics, LLC [Member] Successor [Member]	Brooklyn Immunotherapeutics, LLC [Member]	Total
Balance at Dec. 31, 2017	$ 35,400	$ 40,461	$ 35	$ 141	$ 7,968		$ 13,000	$ 179,148,961	$ 134,752,000	$ (88,663)	$ (187,130,857)		$ (129,119,000)	$ (7,986,554)														$ 5,536,000
Balance, shares at Dec. 31, 2017	35,400,669	40,460,713	35,016	140,639	7,968,224		2,521,000
Issuance of common stock upon exchange of preferred stock		$ (40,461)	$ (35)	$ (141)	$ 16,772			(106,536,946)			106,560,811
Issuance of common stock upon exchange of preferred stock, shares		(40,460,713)	(35,016)	(140,639)	16,771,866
Net loss											(16,098,602)			(16,098,602)											$ (16,098,602)
Balance at Nov. 05, 2018	$ 35,400				$ 24,740			72,612,015		(88,663)	(96,668,648)			(24,085,156)	6,482,005		6,482,005
Balance, shares at Nov. 05, 2018	35,400,669				24,740,090
Balance at Dec. 31, 2017	$ 35,400	$ 40,461	$ 35	$ 141	$ 7,968		$ 13,000	179,148,961	134,752,000	(88,663)	(187,130,857)		(129,119,000)	(7,986,554)														5,536,000
Balance, shares at Dec. 31, 2017	35,400,669	40,460,713	35,016	140,639	7,968,224		2,521,000
Net loss													(259,000)															(259,000)
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,706	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			$ 10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Balance at Nov. 05, 2018	$ 35,400				$ 24,740			$ 72,612,015		$ (88,663)	$ (96,668,648)			$ (24,085,156)	6,482,005		6,482,005
Balance, shares at Nov. 05, 2018	35,400,669				24,740,090
Stock based compensation: Amortisation of restricted common unitsof restricted common units						15,248									15,248
Stock based compensation: Issuance of membership units for purchase of IRX															2,400,000				1,400,000		1,000,000
Stock based compensation: Membership units issued in exchange for services															5,000		5,000
Stock based compensation: Sale of members' equity															1,955,579		1,955,579
Stock based compensation: Members' equity exchanged for loans payable and interest															1,516,346		1,516,346
Net loss												(2,004,472)			(2,004,472)
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,706	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Stock based compensation: Amortisation of restricted common unitsof restricted common units																68,674							68,674
Stock based compensation: Issuance of membership units for purchase of IRX
Stock based compensation: Membership units issued in exchange for services
Stock based compensation: Sale of members' equity																7,395,750		7,395,750
Stock based compensation: Members' equity exchanged for loans payable and interest
Net loss													(754,000)			(6,134,389)								(6,134,389)			(6,134,389)	(754,000)
Balance at Sep. 30, 2019							$ 14,000		136,695,000				(130,156,000)			11,699,741		17,354,680		1,400,000		1,000,000	83,922	(8,138,861)				6,345,000
Balance, shares at Sep. 30, 2019							2,895,000
Balance at Dec. 31, 2018						15,248	$ 14,000		136,552,000			(2,004,472)	(129,394,000)		10,369,706	10,369,706	9,958,930	9,958,930	1,400,000	1,400,000	1,000,000	1,000,000	15,248	(2,004,472)			10,369,706	6,917,000
Balance, shares at Dec. 31, 2018							2,875,000
Stock based compensation: Amortisation of restricted common unitsof restricted common units						91,689									91,689
Stock based compensation: Sale of members' equity															8,218,762		8,218,762
Net loss												(8,937,054)	(2,047,000)		(8,937,054)											$ (8,937,054)	8,937,054	(2,047,000)
Balance at Dec. 31, 2019						106,937	$ 14,000		136,721,000			(10,941,526)	(131,457,000)		9,743,103	9,743,103	18,177,692	18,177,692	1,400,000	1,400,000	1,000,000	1,000,000	106,937	(10,941,526)			9,743,103	5,091,000
Balance, shares at Dec. 31, 2019							2,901,000
Balance at Jun. 30, 2019							$ 14,000		136,648,000				(129,805,000)															6,667,000
Balance, shares at Jun. 30, 2019							2,882,000
Net loss													(351,000)															(351,000)
Balance at Sep. 30, 2019							$ 14,000		136,695,000				(130,156,000)			11,699,741		17,354,680		1,400,000		1,000,000	83,922	(8,138,861)				6,345,000
Balance, shares at Sep. 30, 2019							2,895,000
Balance at Dec. 31, 2019						$ 106,937	$ 14,000		136,721,000			$ (10,941,526)	(131,457,000)		$ 9,743,103	9,743,103	$ 18,177,692	18,177,692	$ 1,400,000	1,400,000	$ 1,000,000	1,000,000	106,937	(10,941,526)			9,743,103	5,091,000
Balance, shares at Dec. 31, 2019							2,901,000
Stock based compensation: Amortisation of restricted common unitsof restricted common units																68,202							68,202
Stock based compensation: Sale of members' equity																5,024,313		5,024,313
Net loss													(4,722,000)			(5,072,803)								(5,072,803)			(5,072,803)	(4,722,000)
Balance at Sep. 30, 2020							$ 15,000		136,881,000				(136,187,000)			9,762,815		23,202,005		1,400,000		1,000,000	175,139	(16,014,329)			9,762,815	495,000
Balance, shares at Sep. 30, 2020							2,952,000
Balance at Jun. 30, 2020							$ 15,000		136,837,000				(134,706,000)															1,931,000
Balance, shares at Jun. 30, 2020							2,938,000
Net loss													(1,481,000)															(1,481,000)
Balance at Sep. 30, 2020							$ 15,000		$ 136,881,000				$ (136,187,000)			$ 9,762,815		$ 23,202,005		$ 1,400,000		$ 1,000,000	$ 175,139	$ (16,014,329)			$ 9,762,815	$ 495,000
Balance, shares at Sep. 30, 2020							2,952,000